Intangible Asset - Customer List (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Asset - Customer List (Details) [Line Items]
Intangible asset - Customer list amounted			$ 2,253,690
Accumulated impairment			$ 69,583	$ 0
Amortized over term			10 years
Amortization expense			$ 254,812	$ 37,562
Wildman Acquisition [Member]
Intangible Asset - Customer List (Details) [Line Items]
Intangible asset - Customer list amounted	$ 2,253,690
Intangible asset amortized over year	10 years
Accumulated impairment	$ 131,471		$ 69,583
Amortization expense	53,055	$ 37,561
G.A.P. Acquisition [Member]
Intangible Asset - Customer List (Details) [Line Items]
Intangible asset - Customer list amounted	$ 2,275,290
Intangible asset amortized over year	10 years
Amortization expense	$ 37,922	$ 0